Description of Organization, Business Operations, Going Concern and Basis of Presentation (Details)				1 Months Ended	3 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Nov. 23, 2020 item	Nov. 23, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 34,500,000				$ 345,000,000
Deferred underwriting fee payable				$ 6,000,000.0
Cash held outside the Trust Account					1,582,422
Working Capital					2,500,000
Sale of private placement shares to Sponsor inprivate (in shares)				$ 25,000 [1]	10,474,999
Condition for future business combination number of businesses minimum		1	1
Payments for investment of cash in Trust Account					$ 345,000,000
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold Percentage Ownership				50	50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent				15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Redemption period upon closure				24 months	24 months
Maximum Allowed Dissolution Expenses	$ 100,000			$ 100,000
Class B Common Stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				957,500
Common shares, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001
Payments for investment of cash in Trust Account					$ 13,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares				957,500
Purchase price, per unit | $ / shares				$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	34,500,000			30,000,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Common shares, par value, (per share) | $ / shares				0.0001
Proceeds received from initial public offering, gross	$ 345,000,000.0
Transaction Costs	19,800,000
Deferred underwriting fee payable	$ 12,100,000
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares				0.0001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares					1,047,500
Number of shares issued | shares	1,047,500
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 10,500,000
Price of warrant | $ / shares	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares	4,500,000
Number of shares issued | shares				4,500,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				1,047,500
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares				1,047,500
Sponsor | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				34,500,000

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).